INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of intangible assets [text block] [Abstract]
Schedule of intangible assets
	Classes of intangible assets (net)		Classes of intangible assets (gross)
	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$
Airport slots	627,742	845,959	627,742	845,959
Loyalty program	204,615	263,806	204,615	263,806
Computer software	139,113	220,993	528,097	656,699
Developing software	68,521	99,193	69,379	99,193
Trademarks (1)	6,340	17,959	39,803	51,326
Other assets	228	331	1,315	1,315
Total	1,046,559	1,448,241	1,470,951	1,918,298

Schedule of movement in intangible assets other than goodwill
	Computer software Net	Developing software	Airport slots (2)	Trademarks and loyalty program (1) (2)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2018	160,970	123,415	964,513	368,349	1,617,247
Additions	791	94,301	-	-	95,092
Withdrawals	(403)	(125)	-	-	(528)
Transfer software	59,771	(61,087)	-	-	(1,316)
Foreign exchange	(10,231)	(4,651)	(135,544)	(53,522)	(203,948)
Amortization	(54,549)	-	-	(11,046)	(65,595)
Adjustment application IAS 29 by hyperinflation Argentina	120	-	-	-	120

Closing balance as of December 31, 2018	156,469	151,853	828,969	303,781	1,441,072

Opening balance as of January 1, 2019	156,469	151,853	828,969	303,781	1,441,072
Additions	278	91,371	47,587	-	139,236
Withdrawals	(270)	(1,123)	-	-	(1,393)
Transfer software	136,935	(140,102)	-	-	(3,167)
Foreign exchange	(1,981)	(2,806)	(30,597)	(11,612)	(46,996)
Amortization	(70,107)	-	-	(10,404)	(80,511)

Closing balance as of December 31, 2019	221,324	99,193	845,959	281,765	1,448,241

Opening balance as of January 1, 2020	221,324	99,193	845,959	281,765	1,448,241
Additions	45	76,331	-	-	76,376
Withdrawals	(333)	(454)	(36,896)	-	(37,683)
Transfer software	101,015	(99,890)	-	-	1,125
Foreign exchange	(20,242)	(6,659)	(181,321)	(63,478)	(271,700)
Amortization	(162,468)	-	-	(7,332)	(169,800)

Closing balance as of December 31, 2020	139,341	68,521	627,742	210,955	1,046,559
(1)	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group’s brand will be LATAM, which united all the companies under a single image.

The estimate of the new useful life is 5 years, equivalent to the period necessary to complete the change of image.

(2)	See Note 2.5